Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Change in Carrying Amount of Goodwill

The following table sets forth the changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 (in thousands):

	2014	2013
Balance as of January 1,
Goodwill	$155,829	$155,829
Accumulated impairment losses	(44,636)	(44,636)
	111,193	111,193
Acquisitions and other purchase price adjustments	28,581	—
Balance as of December 31,
Goodwill	$184,410	$155,829
Accumulated impairment losses	(44,636)	(44,636)
	$139,774	$111,193